Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

April 30, 2021

AFBT-QTLY-0621
1.800321.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 92.7%
Biotechnology - 92.7%
AbbVie, Inc.	5,519,880	$615,466,624
ADC Therapeutics SA (a)(b)	259,223	6,361,332
Agios Pharmaceuticals, Inc. (a)(b)	1,410,243	78,691,559
Alnylam Pharmaceuticals, Inc. (a)	976,386	137,318,927
Annexon, Inc. (a)(b)	175,199	3,491,716
Arcutis Biotherapeutics, Inc. (a)(b)	831,033	27,839,606
Argenx SE ADR (a)(b)	273,100	78,300,501
Ascendis Pharma A/S sponsored ADR (a)(b)	505,246	73,245,513
Aurinia Pharmaceuticals, Inc. (a)(b)	1,966,900	26,100,763
Autolus Therapeutics Ltd. ADR (a)(b)	996,000	5,796,720
BeiGene Ltd. (a)	109,800	2,920,675
BeiGene Ltd. ADR (a)	41,500	14,256,910
BioAtla, Inc. (b)	229,990	11,405,204
Biogen, Inc. (a)	164,200	43,895,586
Black Diamond Therapeutics, Inc. (a)(b)	228,061	6,075,545
Bolt Biotherapeutics, Inc. (b)	496,400	11,099,504
Cerevel Therapeutics Holdings (a)	381,800	5,555,190
ChemoCentryx, Inc. (a)	548,074	26,488,416
Connect Biopharma Holdings Ltd. ADR (a)(b)	449,000	7,305,230
Crinetics Pharmaceuticals, Inc. (a)	732,707	12,683,158
Cullinan Oncology, Inc.	234,600	7,615,116
Cytokinetics, Inc. (a)	915,200	23,282,688
Edgewise Therapeutics, Inc. (a)(b)	719,800	20,615,072
Eledon Pharmaceuticals, Inc. (a)(b)	345,100	3,451,000
Exelixis, Inc. (a)	3,189,300	78,520,566
FibroGen, Inc. (a)(b)	606,901	13,546,030
Forma Therapeutics Holdings, Inc. (b)	499,852	13,471,011
Fusion Pharmaceuticals, Inc. (a)(b)	740,355	6,367,053
Global Blood Therapeutics, Inc. (a)(b)	465,918	19,000,136
Immunocore Holdings PLC	93,760	3,405,738
Immunocore Holdings PLC ADR	39,900	1,610,364
Instil Bio, Inc. (a)	474,100	9,733,273
Instil Bio, Inc.	852,386	15,749,536
Ionis Pharmaceuticals, Inc. (a)	468,238	20,049,951
Keros Therapeutics, Inc.	343,600	20,203,680
Kinnate Biopharma, Inc.	208,710	5,317,722
Kinnate Biopharma, Inc.	8,800	236,016
Kura Oncology, Inc. (a)	522,300	14,065,539
Magenta Therapeutics, Inc. (a)	672,300	7,832,295
Mirati Therapeutics, Inc. (a)	204,720	34,028,558
Morphic Holding, Inc. (a)	203,400	11,268,360
Neurocrine Biosciences, Inc. (a)	622,652	58,834,387
Novavax, Inc. (a)	567,000	134,339,310
ORIC Pharmaceuticals, Inc. (a)(b)	434,800	10,491,724
Passage Bio, Inc. (a)(b)	438,459	8,225,491
Poseida Therapeutics, Inc. (a)(b)	60,900	570,024
Poseida Therapeutics, Inc. (c)	366,846	3,433,679
Praxis Precision Medicines, Inc. (b)	102,700	3,148,782
Prelude Therapeutics, Inc.	120,636	4,999,156
Prelude Therapeutics, Inc. (c)	413,234	17,124,417
Protagonist Therapeutics, Inc. (a)	1,018,933	29,487,921
PTC Therapeutics, Inc. (a)	789,040	32,516,338
Regeneron Pharmaceuticals, Inc. (a)	490,392	236,025,670
Relay Therapeutics, Inc. (a)	292,800	9,284,688
Repare Therapeutics, Inc. (b)	436,949	14,288,232
Revolution Medicines, Inc. (a)(b)	361,916	12,011,992
Sage Therapeutics, Inc. (a)(b)	307,387	24,209,800
Sarepta Therapeutics, Inc. (a)	361,681	25,621,482
Scholar Rock Holding Corp. (a)(b)	424,030	13,717,371
Shattuck Labs, Inc.	694,234	26,158,737
Silverback Therapeutics, Inc.	16,200	519,210
Silverback Therapeutics, Inc.	98,114	2,987,326
Stoke Therapeutics, Inc. (a)(b)	239,519	7,736,464
Syros Pharmaceuticals, Inc. (a)	668,980	4,040,639
Taysha Gene Therapies, Inc. (b)	346,239	8,936,429
TG Therapeutics, Inc. (a)	1,556,200	69,577,702
Turning Point Therapeutics, Inc. (a)	92,656	7,063,167
Vaxcyte, Inc. (b)	676,238	12,557,740
Vertex Pharmaceuticals, Inc. (a)	465,927	101,665,271
Xenon Pharmaceuticals, Inc. (a)	636,845	11,667,000
Y-mAbs Therapeutics, Inc. (a)	194,803	5,857,726
Yumanity Therapeutics, Inc.	33,894	539,016
Zentalis Pharmaceuticals, Inc. (b)	547,653	32,486,776
Zymeworks, Inc. (a)(b)	415,853	13,523,540
		2,467,315,590
Health Care Providers & Services - 0.7%
Health Care Services - 0.7%
Ikena Oncology, Inc. (a)(b)	458,314	11,214,944
Ikena Oncology, Inc.	282,736	6,226,695
Precipio, Inc. (a)(d)	30	55
		17,441,694
Pharmaceuticals - 3.7%
Pharmaceuticals - 3.7%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	3,122,733
Arvinas Holding Co. LLC (a)	163,700	11,285,478
AstraZeneca PLC sponsored ADR (b)	98,214	5,212,217
Axsome Therapeutics, Inc. (a)	100,800	6,094,368
Chiasma, Inc. warrants 12/16/24 (a)	81,298	22,990
IMARA, Inc. (a)(b)	310,346	2,296,560
Intra-Cellular Therapies, Inc. (a)	371,595	12,794,016
Kala Pharmaceuticals, Inc. (a)(b)	502,200	3,882,006
Longboard Pharmaceuticals, Inc. (a)	334,805	3,190,692
Pharvaris BV	172,633	4,160,455
Pliant Therapeutics, Inc. (b)	380,573	12,749,196
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	2
Terns Pharmaceuticals, Inc. (b)	906,792	19,949,424
Theravance Biopharma, Inc. (a)	746,026	14,726,553
		99,486,690
TOTAL COMMON STOCKS
(Cost $1,845,873,712)		2,584,243,974

Convertible Preferred Stocks - 2.2%
Biotechnology - 1.4%
Biotechnology - 1.4%
Ambrx, Inc.:
Series A (d)(e)	1,599,306	3,294,570
Series B (d)(e)	1,439,375	2,965,113
Century Therapeutics, Inc. Series C (d)(e)	1,158,844	7,500,000
Graphite Bio, Inc. Series B (d)(e)	1,023,339	5,178,095
Monte Rosa Therapeutics, Inc. Series C (d)(e)	1,687,080	4,999,999
Tenaya Therapeutics, Inc. Series C (d)(e)	2,413,127	4,999,999
ValenzaBio, Inc. Series A (d)(e)	951,971	8,472,950
		37,410,726
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (d)(e)	3,703,704	5,000,000
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	1,915,787	19
Aristea Therapeutics, Inc. Series B (d)(e)	278,600	2,008,706
Vera Therapeutics, Inc. Series C (d)(e)	8,448,800	6,505,576
		8,514,301
Textiles, Apparel & Luxury Goods - 0.3%
Textiles - 0.3%
Nuvalent, Inc. Series B (d)(e)	3,623,539	7,500,001
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,187,162)		58,425,028

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.04% (f)	636,085	636,212
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	141,272,251	141,286,378
TOTAL MONEY MARKET FUNDS
(Cost $141,918,467)		141,922,590
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $2,042,979,341)		2,784,591,592
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(122,416,782)
NET ASSETS - 100%		$2,662,174,810

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,558,096 or 0.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,425,084 or 2.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Ambrx, Inc. Series A	11/6/20	$2,500,000
Ambrx, Inc. Series B	11/6/20	$2,500,000
Aristea Therapeutics, Inc. Series B	10/6/20	$1,536,117
Boundless Bio, Inc. Series B	4/23/21	$5,000,000
Century Therapeutics, Inc. Series C	2/25/21	$7,500,000
Graphite Bio, Inc. Series B	3/11/21	$5,178,095
Monte Rosa Therapeutics, Inc. Series C	3/11/21	$4,999,999
Nuvalent, Inc. Series B	4/30/21	$7,500,001
Precipio, Inc.	2/3/12	$161,441
Tenaya Therapeutics, Inc. Series C	1/12/21	$4,999,999
ValenzaBio, Inc. Series A	3/25/21	$8,472,951
Vera Therapeutics, Inc. Series C	10/29/20	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,049
Fidelity Securities Lending Cash Central Fund	510,503
Total	$528,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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